TRADE ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
Trade accounts receivable	€ 12,965	€ 10,992
Notes receivable	617	615
Less: allowance for doubtful accounts	(161)	(742)
Total	13,421	10,864
Less current portion	(13,421)	(10,864)
Bad debt expense:
Bad debt expense	€ 32	€ 2	€ 87